Summary of Significant Accounting Policies (Details)				3 Months Ended				12 Months Ended
	Apr. 09, 2025 USD ($) shares	Mar. 28, 2025 USD ($) $ / shares shares	Oct. 19, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($) shares	Apr. 04, 2024 USD ($)	Apr. 04, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Nov. 25, 2025 USD ($)	Apr. 05, 2024 $ / shares	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Adjustment to athlete expense				$ 2,508,472	$ 965,410			$ 3,743,219	$ 204,071
Deferred offering costs				7,277,901				3,987,901	0
Advertising expense								174,629	0
Simple agreements for future equity, aggregate amount								40,000,000		$ 40,000,000
Proceeds from issuance of Simple Agreements for Future Equity				10,326,342	0			29,660,667	899,999
Simple agreements for future equity, receivable								10,300,000
Simple agreements for future equity, current				39,987,009				29,660,667	0			$ 341,999
Simple agreements for future equity, issued during period						$ 899,999	$ 899,999
Simple agreements for future equity, conversion price (in dollars per share) | $ / shares											$ 1.65
Cash and cash equivalents, fair value disclosure								25.3	$ 4
Issuance of preferred stock (in shares) | shares									1,826,442
Proceeds from exercise of warrants								2,332	$ 0
Payments of stock issuance costs				$ 1,096,508	$ 105,389			$ 3,519,309	0
Internet Domain Names [Member]
Significant Accounting Policies [Line Items]
Payments to acquire intangible assets			$ 30,000
Stock options
Significant Accounting Policies [Line Items]
Expected dividend yield				0.00%				0.00%
Series B Preferred Stock
Significant Accounting Policies [Line Items]
Issuance of preferred stock (in shares) | shares		69,710			412,684
Proceeds from issuance of preferred stock		$ 1,000,000			$ 5,900,000
Payments of stock issuance costs								$ 100,000
Series A Preferred Stock
Significant Accounting Policies [Line Items]
Payments of stock issuance costs									100,000
Business Combination Agreement with A Paradise Acquisition Corp. [Member]
Significant Accounting Policies [Line Items]
Estimated valuation cap								$ 1,200,000,000
SAFE Investor Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants, term								2 years
Equity Classified Warrants
Significant Accounting Policies [Line Items]
Warrants, term		90 days
Common shares for warrants to purchase (in shares) | shares		233,183
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.01
Proceeds from exercise of warrants	$ 2,332
Exercise of warrants (in shares) | shares	233,183
Equity Classified Warrants | Measurement Input, Price Volatility
Significant Accounting Policies [Line Items]
Warrants measurement input		85
Equity Classified Warrants | Measurement Input, Risk Free Interest Rate
Significant Accounting Policies [Line Items]
Warrants measurement input		4.3
Equity Classified Warrants | Measurement Input, Expected Dividend Rate
Significant Accounting Policies [Line Items]
Warrants measurement input		0
Computer equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								3 years
Fitness equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								5 years
Reclassification, Other [Member]
Significant Accounting Policies [Line Items]
Adjustment to athlete expense									$ 204,071